UNITED STATES
	SECURITIES AND EXCHAGE COMMISSION
	Washington, D.C.  20549
FORM 13F

FORM 13F COVER PAGE
Report for the Quarter Ended:  March 31, 2002

Institutional Investment Manager Filing this Report:

Name:    	Bruce Bent Associates, Inc.
Address:	950 Third Avenue, 28th Floor
		New York, New York  10022

13F  File Number:  28-7444

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Report  Type:

 {x}  13F Holdings Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

FORM 13F INFORMATION TABLE ENTRY TOTAL:	30

FORM 13F INFORMATION TABLE VALUE TOTAL:	$124,120,657

I A SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.


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FORM 13F INFORMATION TABLE



DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 03/31/02
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)
(ITEM 6)  (ITEM 7)               (ITEM 8)

INVESTMENT                     VOTING AUTHORITY

DISCRETION                         (SHARES)
                                                         --------
---------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE
SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)
(B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ---
-- ----- -- ------------ ------------ ------------
ABBOTT LABS            COMMON   002824100      4,912,577
       93,395    X     X
92,995          400            0
AMGEN                  COMMON   031162100      6,346,968
 106,350    X     X
104,350        2,000            0
ANALYTICAL SURVEYS IN  COMMON   032683302
  11,088       25,200    X
25,200            0            0
ATRIX LABS INC COM     COMMON   04962L101      1,571,130
       69,000    X
69,000            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670207      1,392,977          588    X
588            0            0
BLOCK H & R INC        COMMON   093671105      9,676,765      217,700    X     X
217,100          600            0
BOSTON SCIENTIFIC COR  COMMON   101137107      3,891,459      155,100    X     X
149,600        5,500            0
BRISTOL MYERS SQUIBB   COMMON   110122108      1,384,758       34,200    X     X
32,000        2,200            0
CARDINAL HEALTH INC    COMMON   14149Y108      5,249,688       74,054    X     X
73,554          500            0
COCA COLA CO           COMMON   191216100        757,718       14,499    X 14,499
            0            0
EXXON MOBIL CORPORATI  COMMON   30231G102        201,793        4,604    X
4,604            0            0
FOREST LABS INC        COMMON   345838106     15,974,229      195,523    X     X
191,723        3,800            0
GENERAL ELECTRIC COMP  COMMON   369604103      2,773,547       74,060    X     X
73,360          700            0
HOME DEPOT INC         COMMON   437076102        693,908       14,275    X     14,275            0            0
IMS HEALTH INC COM     COMMON   449934108      4,492,245      200,100    X     X
199,100     1,000            0
INTEL CORP             COMMON   458140100      3,130,710      102,950    X     X
102,250          700            0
JOHNSON & JOHNSON      COMMON   478160104     17,481,900      269,159    X     X
266,359        2,800            0
MCDONALDS CORP         COMMON   580135101        571,816       20,606    X
20,606            0            0
MERCK & CO             COMMON   589331107      1,132,887       19,675    X
19,675            0            0
MICROSOFT CORP         COMMON   594918104      5,405,344       89,626    X     X
86,826        2,800            0
NEOPHARM INC COM       COMMON   640919106        313,754       14,600    X
14,600            0            0
NOVELL INC             COMMON   670006105         97,250       25,000    X
25,000            0            0
ONLINE RES & COMMUNIC  COMMON   68273G101      2,722,420      878,200    X     X
873,200        5,000            0
ORACLE SYS CORP COM    COMMON   68389X105      1,770,240      138,300    X     X
137,100        1,200            0
PAYCHEX INC            COMMON   704326107      8,254,106      207,912    X     X
204,212        3,700            0
PFIZER INC             COMMON   717081103      4,068,422      102,376    X
102,376            0            0
QUEST DIAGNOSTICS INC  COMMON   74834L100      3,651,199       44,070    X     X
43,570          500            0
SECURE COMPUTING CORP  COMMON   813705100      6,371,289      324,900    X     X
322,900        2,000            0
TRIBUNE CO             COMMON   896047107      3,434,094       75,541    X
75,541            0            0
ZIMMER HLDGS INC COM   COMMON   98956P102      6,384,375      187,500    X     X
186,500        1,000            0
TOTAL	124,120,657
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